Stock Based Compensation (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2024	Jun. 30, 2024
Stock Based Compensation
Summary of stock option activity

			Weighted-Average
			Remaining	Aggregate
		Weighted-Average	Contractual Life	Intrinsic
	Options	Exercise Price	(in years)	Value
Outstanding, July 1, 2024	104,877	$10.31	8.33	$3,540
Granted	—	—	—	—
Exercised	—	—	—	—
Forfeited	—	—	—	—
Outstanding, September 30, 2024	104,877	10.31	8.06	3,933

Exercisable, September 30, 2024	40,640	$10.54	7.98	$1,114

			Weighted-Average
			Remaining
		Weighted-Average	Contractual Life	Aggregate Intrinsic
	Options	Exercise Price	(in years)	Value
Outstanding, July 1, 2022	73,194	$11.16	10.00	$-
Granted, May 16, 2023	39,330	8.90	10.00	-
Exercised	-	-	-	-
Forfeited	(7,647)	11.16	10.00	-
Outstanding, June 30, 2023	104,877	10.31	9.33	19,272
Exercised	-	-	-	-
Forfeited	-	-	-	-
Outstanding, June 30, 2024	-	-	-	-
	104,877	$10.31	8.33	$142,337

Exercisable, June 30, 2024	34,740	$10.61	8.22	$56,895

Summary of restricted stock activity

Weighted-Average
	Number of	Grant Date
	Shares	Fair Value
Non-vested, July 1, 2024	27,299	$10.75
Granted	—	—
Exercised	—	—
Forfeited	—	—
Outstanding, September 30, 2024	27,299	$10.75

		Weighted-Average
	Number of	Grant Date
	Shares	Fair Value
Outstanding, July 1, 2022	40,203	$11.16
Granted, May 16, 2023	6,261	8.90
Exercised	(7,424)	11.16
Forfeited	(3,059)	11.16
Outstanding, June 30, 2023	35,981	10.77
Exercised	(8,682)	10.83
Forfeited	-	-
Outstanding, June 30, 2024	27,299	$10.75